Note 8 - Income Taxes (Tables)	3 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021	2020
Tax benefit computed at U.S. statutory rates	$(697,040)	$(2,178,478)
Increases (decreases) in taxes resulting from:
IRC Section 280E	173,045	202,877
Other permanent items	14,407	22,948
Change in valuation allowance	26,720	1,952,653
Adjustments to valuation of deferred tax assets	603,319	-
Total provision for income taxes	120,451	-
Penalties and interest on prior year tax liabilities	48,076	86,837
Total income tax expense	$168,527	$86,837

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020
Deferred tax assets:
Stock based compensation	$3,131,344	$2,943,816
Net operating loss carryforward	10,460,788	10,625,357
Impairment of long-lived assets	975,461	975,461
Depreciation and Amortization expense	(458,938)	(324,707)
Other temporary items	220,795	136,243
Total deferred tax assets	14,329,450	14,356,170
Less valuation allowance	(14,329,450)	(14,356,170)
Net deferred tax asset	$-	$-